Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Revenues	$ 1,815,672	$ 1,945,391	$ 1,728,488
Customer Concentration Risk | Sales Revenue, Net | BP Exploration Operating Co. Ltd.
Revenue, Major Customer [Line Items]
Revenues		$ 227,600	$ 195,000
Percentage of consolidated revenues		12.00%	11.00%